Other receivables and assets (Movements of other receivables and assets loss allowance) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other receivables and assets [abstract]
Beginning of the year	¥ (43,169)	¥ (33,879)
Provision	(25,578)	(24,924)
Reversal/write-off	13,578	15,634
End of the year	¥ (55,169)	¥ (43,169)